Business Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Organization and Nature of Operations

1. Business Organization and Nature of Operations

Muscle Maker, Inc. (“MMI”), a Nevada corporation was incorporated in Nevada on October 25, 2019. MMI was a wholly owned subsidiary of Muscle Maker, Inc (“MMI-Cal”), a California corporation incorporated on December 8, 2014, but the two merged on November 13, 2019, with MMI as the surviving entity. MMI wholly owns Muscle Maker Development, LLC (“MMD”), Muscle Maker Corp, LLC (“MMC”) and Muscle Maker USA, Inc (“Muscle USA”). MMD was formed on July 18, 2017, in the State of Nevada for the purpose of running our existing franchise operations and continuing to franchise the Muscle Maker Grill name and business system to qualified franchisees. MMC was formed on July 18, 2017, in the State of Nevada for the purpose of developing new corporate stores and operating new and existing corporate stores of MMI. Muscle USA was formed on March 14, 2019, in the State of Texas for the purpose of opening additional new corporate stores. Muscle Maker Development International LLC, a directly wholly owned subsidiary of MMI, which was formed in Nevada on November 13, 2020, to franchise the Muscle Maker Grill® name, trademarks and business system to qualified franchisees internationally. On March 25, 2021, MMI acquired the assets and trademarks of SuperFit Foods™, a subscription based fresh-prepared meal prep business located in Jacksonville, Florida. On May 14, 2021, MMI acquired the assets and trademarks of PKM Stamford, LLC, Poke Co., LLC, LB Holdings LLC, TNB Holdings, LLC, Poke Co Holdings LLC, GLL Enterprises, LLC, and TNB Holdings II, LLC, each a Connecticut limited liability company, an operator and franchisor of a fast casual restaurant chain concept, collectively known as “Pokémoto®.” On October 19, 2022, MMI formed Sadot LLC, a Delaware limited liability company and a wholly-owned subsidiary of MMI, (“Sadot Agri-Foods”), for the purpose of shipping and trading agri-commodities on a global basis.

With the formation of Sadot Agri-Foods in late 2022, MMI has evolved from a U.S.-centric restaurant business into a global, food-focused organization. As of June 30, 2023, MMI consisted of two distinct operating units:

1. SADOT LLC: MMI’s largest operating unit is a global agri-commodities company engaged in trading and shipping of food and feed (e.g., soybean meal, wheat, corn, etc.) via dry bulk cargo ships to/from markets such as Brazil, Canada, China, India, Japan, Malaysia, Philippines, Poland, Romania, Ukraine and Vietnam. Sadot Agri-Foods competes with the ABCD commodity companies (ADM, Bunge, Cargill, Louis-Dreyfus) as well as many regional organizations. Sadot Agri-Foods seeks to diversify over time into a sustainable and forward-looking global agri-foods company.

2. MMI RESTAURANT GROUP: This is MMI’s legacy business with two fast casual restaurant concepts, Pokémoto Hawaiian Poké® and Muscle Maker Grill®, plus a fresh-prep meal service, SuperFit Foods™, with 34 points of distribution plus in-home and national delivery. As of June 30, 2023, the MMI Restaurant Group included 19 company-owned restaurants, including the SuperFit Foods™ kitchen, and 29 franchise restaurants. The MMI Restaurant Group seeks to develop Pokémoto® into a national restaurant brand through franchising.

MMI and its subsidiaries are hereinafter referred to as the “Company”.

On May 19, 2023, the Company has expanded its Sadot Agri-Foods subsidiary within the agri-commodity sourcing and trading operations into North, Central and South America, further diversifying the Company’s geographic reach beyond its existing operations in Europe, Asia, the Middle East and Africa. The expansion was facilitated by a 5 year consulting agreement signed on June 14, 2023, with a fixed cost of 0.5 million per year and potential profit sharing calculated on a quarterly basis, between Sadot Agri-Foods’ operations and newly-formed Buenaventura Trading LLC (“Buenaventura”) based in Miami FL. Buenaventura’s team brings a wealth of experience and exposure to new trade routes throughout the Americas by adding multiple sourcing and trading consultants to Sadot Agri-Foods with backgrounds from several of the largest international food supply chain organizations.

In order to support the expansion into the Americas and our agreement with Buenaventura, Sadot LLC has formed a new subsidiary, Sadot Latam LLC. This agreement marks a significant milestone for Sadot Agri-Foods as it provides access to new trade routes originating in North America to markets in Central and South America. The planned Americas trade routes are intended to generate accretive value for the Company by tapping into the thriving market demand for agricultural products across Central and South America. This planned expansion is expected to further enhance Sadot Agri-Foods’ position as an emerging entity in the global commodity trading industry.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

Liquidity

Our primary source of liquidity is cash on hand. As of June 30, 2023, the Company had a cash balance, a working capital surplus and an accumulated deficit of $5.1 million, $7.7 million, and $80.2 million, respectively. During the three and six months ended June 30, 2023, the Company incurred a Pre-tax net income of $0.2 million and a Pre-tax net loss of $0.9 million, respectively. The Company had Net cash used in operations of $4.2 million for the six months ended June 30, 2023. The Company believes that our existing cash on hand and future cash flows from our commodity trading and franchise operations, will be sufficient to fund our operations, anticipated capital expenditures and repayment obligations over the next 12 months.

NOTE 1 – BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

Muscle Maker, Inc. (“MMI”), a Nevada corporation was incorporated in Nevada on October 25, 2019. MMI was a wholly owned subsidiary of Muscle Maker, Inc (“MMI-Cal”), a California corporation incorporated on December 8, 2014, but the two merged on November 13, 2019, with MMI as the surviving entity. MMI wholly owns Muscle Maker Development, LLC (“MMD”), Muscle Maker Corp, LLC (“MMC”) and Muscle Maker USA, Inc (“Muscle USA”). MMD was formed on July 18, 2017, in the State of Nevada for the purpose of running our existing franchise operations and continuing to franchise the Muscle Maker Grill name and business system to qualified franchisees. MMC was formed on July 18, 2017, in the State of Nevada for the purpose of developing new corporate stores and operating new and existing corporate stores of MMI. Muscle USA was formed on March 14, 2019, in the State of Texas for the purpose of opening additional new corporate stores. Muscle Maker Development International LLC, a directly wholly owned subsidiary of MMI, which was formed in Nevada on November 13, 2020, to franchise the Muscle Maker Grill name and business system to qualified franchisees internationally.

MMI is the owner of the trade name and service mark Muscle Maker Grill® and other trademarks and intellectual property we use in connection with the operation of Muscle Maker Grill® restaurants. We license the right to use the Muscle Maker Grill® trademark and intellectual property to our wholly-owned subsidiaries, MMD, MMC and Muscle USA, and to further sublicense them to our franchisees for use in connection with Muscle Maker Grill®.

Muscle Maker Grill is a fast-casual restaurant concept that specializes in preparing healthy-inspired, high-quality, fresh, made-to-order lean, protein-based meals featuring chicken, seafood, pasta, hamburgers, wraps and flat breads. In addition, our restaurants feature freshly prepared entrée salads and an appealing selection of sides, protein shakes and fruit smoothies. Muscle Maker Grill operates in the fast-casual restaurant segment.

On March 25, 2021, MMI acquired the assets of SuperFit Foods, a subscription based fresh-prepared meal prep business located in Jacksonville, Florida. With this acquisition, we are also the owner of the trade name SuperFit Foods that we use in connection with the operations of SuperFit Foods. SuperFit Foods is differentiated from other meal prep services by allowing customers in the Jacksonville Florida market to order online via the Company’s website or mobile app and pick up their fully prepared meals from 34 Company-owned coolers located in gyms and wellness centers.

On May 14, 2021, MMI acquired PKM Stamford, LLC, Poke Co., LLC, LB Holdings LLC, TNB Holdings, LLC, Poke Co Holdings LLC, GLL Enterprises, LLC, and TNB Holdings II, LLC, each a Connecticut limited liability company (collectively, Pokemoto”), a healthier modern culinary twist on the traditional Hawaiian poke classic. Pokemoto had, at acquisition, 14 locations in four states – Connecticut, Rhode Island, Massachusetts, and Georgia and offers up chef-driven contemporary flavors with fresh delectable and healthy ingredients such as Atlantic salmon, sushi-grade tuna, fresh mango, roasted cashews and black caviar tobiko that appeals to foodies, health enthusiasts, and sushi-lovers everywhere. The colorful dishes and modern chic dining rooms provide an uplifting dining experience for guests of all ages. Customers can dine in-store or order online via third party delivery apps for contactless delivery. Pokemoto Orange Park FL LLC and Pokemoto Kansas LLC (included in “Pokemoto”) were formed in 2022 for the purposes of developing new corporate Pokemoto stores.

On October 19, 2022, MMI formed Sadot LLC, a Delaware limited liability company and a wholly owned subsidiary of MMI. Sadot is focused on international food commodity shipping, farming, sourcing and production of key ingredients such as soy meal, corn, wheat, food oils, etc. A typical shipment contains 25,000 to 75,000 metric tons of product, although some transactions can be smaller. Sadot was formed as part of the Company’s diversification strategy to own and operate, through its subsidiaries, the business lines throughout the whole spectrum of the food chain.

MMI and its subsidiaries are hereinafter referred to as the “Company”.

As of December 31, 2022, MMI consisted of five operating segments:

●	Muscle Maker Grill Restaurant Division
●	Pokemoto Hawaiian Poke Restaurant Division
●	Non-Traditional (Hybrid) Division
●	SuperFit Foods Meal Prep Division
●	Sadot Division

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Non-Traditional (Hybrid) Division is a combination of the aforementioned brands and provides its own unique experience for the consumer. Non-Traditional (Hybrid) locations are designed for unique locations such as universities and military bases.

The Company operates under the name Muscle Maker Grill, Pokemoto, SuperFit Foods and Sadot and is a franchisor and owner operator of Muscle Maker Grill restaurants, Pokemoto restaurants, SuperFit Foods Meal Prep and Sadot. As of December 31, 2022, the Company’s restaurant and meal prep system included 19 Company-owned restaurants, 25 franchise restaurants and 34 SuperFit Foods pick up locations. As of December 31, 2022, the Company has franchise agreements for 46 Pokemoto franchises that have sold but have not opened.

Liquidity

Our primary source of liquidity is cash on hand. As of December 31, 2022, the Company had a cash balance, a working capital surplus and an accumulated deficit of $9,898,420, $4,032,888, and $79,355,064, respectively. During the year ended December 31, 2022, the Company incurred a Pre-tax net loss of $7,937,657 and Net cash used in operations of $198,629. The Company believes that our existing cash on hand and future cash flows from our franchise operations, will be sufficient to fund our operations, anticipated capital expenditures and repayment obligations over the next 12 months.